Employee Benefit Expenses (Including Directors' Emoluments) Emoluments for Non-Director Highest Paid Individuals (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of highest paid employees [Line Items]
Share-based compensation	[1],[2]	$ 10,000	$ 15,000	$ 14,000
Pension costs		36,000	35,000	40,000
Employee benefit expenses		1,049,000	1,050,000	1,292,000
Non-Director Highest Paid Individuals [Member]
Disclosure of highest paid employees [Line Items]
Basic salaries, allowances and benefits in kind		4,874	6,530	4,720
Bonus		0	0	3,858
Share-based compensation	[3]	1,415	2,846	781
Pension costs		132	206	219
Employee benefit expenses		$ 6,421	$ 9,582	$ 9,578

[1]	Share-based compensation of US$1 million, US$1 million and less than US$1 million was capitalized during the years ended December 31, 2019, 2020 and 2021, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.
[2]	The amount comprised of US$13 million, US$9 million and US$5 million equity-settled share-based payment expense, net of amounts capitalized and US$1 million, US$6 million and US$5 million cash-settled share-based payment expense, net of amounts capitalized for the years ended December 31, 2019, 2020 and 2021, respectively.
[3]	The value of share options and restricted share units granted to the individuals represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.